Prepayment and Other Assets - Schedule of Prepayments, Other Current Assets and Non-Current Assets (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments, Other Current Assets and Non-Current Assets [Abstract]
Recoverable value-added taxes	[1]	$ 28,585	$ 26,477
Prepayment	[2]	917,158	41,863
Others		33,663	490
Prepayments and other current assets		979,406	68,830
Non-current:
Prepayment	[2]	600,000
Non-current assets		$ 600,000

[1]	Recoverable value-added taxes represent the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
[2]	Prepayment for the six months ended June 30, 2025 included $1.5 million for the development of a research and development platform; 40% of this amount was classified as a non-current asset because its delivery period is expected to exceed 12 months.